SHAREHOLDERS' EQUITY - Summary of the Company's stock option activity and related information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SHAREHOLDERS' EQUITY
Amount of options, outstanding at beginning of year	1,341,073
Amount of options, Granted	31,500
Amount of options, Exercised	(449,533)
Amount of options, Forfeited	(8,125)
Amount of options, outstanding at end of year	914,915	1,341,073
Amount of options, exercisable at end of year	594,804
Weighted average exercise price, outstanding at beginning of year	$ 7.03
Weighted average exercise price, Granted	23.05
Weighted average exercise price, Exercised	5.80
Weighted average exercise price, Forfeited	6.50
Weighted average exercise price, Options outstanding at end of year	8.19	$ 7.03
Weighted average exercise price, Option exercisable at end of year	$ 6.34
Weighted average remaining contractual term, Options outstanding (in years)	3 years 6 months	3 years 10 months 24 days
Weighted average remaining contractual term, Options exercisable at end of year (in years)	2 years 8 months 12 days
Aggregate intrinsic value, outstanding	$ 25,021
Aggregate intrinsic value, outstanding	17,709	$ 25,021
Aggregate intrinsic value, Options exercisable at end of year	$ 12,616